UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

SEMI-ANNUAL REPORT

December 31, 2018

(UNAUDITED)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ websites www.frankfunds.com, www.leighbaldwin.com, and www.cameloteventdrivenfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds
14.67%
Consumer Cyclical
5.14%
Financial Services
8.91%
Communication Services
3.69%
Money Market Fund
7.17%
Basic Materials
5.41%
Technology
1.00%
U.S. Government Agencies
& Obligations
54.01%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Technology
1.71%
Consumer Cyclical
11.29%
Consumer Defensive
2.29%
Financial Services
8.71%
Healthcare
5.93%
Industrials
3.60%
Money Market Fund
66.47%

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

CAMELOT FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds
10.01%
Escrow Notes
0.00%
Municipal Bonds
3.77%
Preferred Stocks
3.15%
Structured Note
10.63%
Warrants
0.05%
Bank Deposits
18.12%
Mortgage-Backed Securities
0.50%
Basic Materials
9.14%
Communication Services
2.30%
Consumer Cyclical
2.77%
Consumer Defensive
6.17%
Energy
2.47%
Exchange Traded Fund
1.15%
Financial Services
1.07%
Healthcare
4.65%
Industrials
0.12%
Real Estate
2.03%
Technology
8.86%
Asset-Back Securities
0.94%
Closed-End Fund
9.68%
Contingent Value Right
0.00%
Convertible Bonds
2.42%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and written options. Purchased options are represented by the underlying security sector.

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 24.51%

Cable & Other Pay Television Services - 3.75%
13,795	Liberty Latin America Ltd. Class A *	$ 199,752
23,398	Liberty Latin America Ltd. Class C *	340,909
		540,661
Electronic Computers - 0.95%
870	Apple, Inc.	137,234

Fire, Marine & Casualty Insurance - 9.04%
3,634	Berkshire Hathaway, Inc. Class B	741,990
27,300	Greenlight Capital Reinsurance, Ltd. Class A	235,326
33,969	Third Point Reinsurance, Ltd. *	327,461
		1,304,777
Gold and Silver Ores - 5.49%
32,274	Barrick Gold Corp. *	436,990
36,268	Goldcorp, Inc. *	355,426
		792,416
Patent Owners & Lessors - 5.22%
64,213	Liberty Tax, Inc.	753,218

Services-Computer Programming, Data Processing, Etc. - 0.06%
2,000	EverQuote, Inc. Class A *	8,360

TOTAL FOR COMMON STOCKS (Cost $3,402,957) - 24.51%		3,536,666

CORPORATE BONDS - 14.88% (●)

Asset-Backed Securities - 1.03%
150,000	Harley-Davidson Financial Services, Inc., 2.40%, 09/15/2019	148,754

Cigarettes - 3.11%
450,000	Philip Morris International, Inc. 1.625%, 02/21/2019	449,026

Electromedical & Electrotherapeutic Apparatus - 1.38%
200,000	Medtronic Global Holdings S.C.A. 1.70%, 03/28/2019	199,486

Finance Services - 2.10%
303,000	American Express Co. 2.125%, 03/18/2019	302,506

Motor Vehicles & Passenger Car Bodies - 1.73%
250,000	Ford Motor Co., 2.021%, 05/03/2019	248,989

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

National Commercial Banks - 2.76%
400,000	WFC Holdings Corp. 2.125%, 04/22/2019	$ 398,819

Services-Consumer Credit Reporting, Collection Agencies - 2.77%
400,000	Moody's Corp., 2.75%, 07/15/2019	400,069

TOTAL FOR CORPORATE BONDS (Cost $2,151,103) - 14.88%		2,147,649

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -54.82% (●)

U.S. Treasury Note Bonds - 54.82%
1,000,000	U.S. Treasury Bill 0.00%, 04/25/2019	992,447
1,000,000	U.S. Treasury Bill 0.00%, 06/20/2019	988,534
1,000,000	U.S. Treasury Bill 0.75%, 07/15/2019	990,430
1,000,000	U.S. Treasury Note 1.125%, 12/31/2019	985,273
1,000,000	U.S. Treasury Note 1.125%, 02/28/2019	997,985
1,000,000	U.S. Treasury Note 1.25%, 03/31/2019	997,145
1,000,000	U.S. Treasury Note 1.125%, 04/30/2020	981,172
1,000,000	U.S. Treasury Note 1.375%, 01/31/2021	977,070

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $7,929,403) - 54.82%		7,910,056

MONEY MARKET FUND - 7.28%
1,050,320	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio 2.20% **	1,050,320
TOTAL FOR MONEY MARKET FUND (Cost $1,050,320) - 7.28%		1,050,320

TOTAL INVESTMENTS (Cost $14,533,783) *** - 101.49%		14,644,691

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.49)%		(214,898)

NET ASSETS - 100.00%		$14,429,793

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2018

*** Refer to Note 10 for tax cost.

● Level 2 Security

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 27.31%

Hotels & Motels - 2.27%
1,000	Las Vegas Sands Corp.	$ 52,050

National Commercial Bank - 7.08%
1,000	JP Morgan Chase & Co.	97,620
1,400	Wells Fargo & Co.	64,512
		162,132
Pharmaceutical Preparations - 5.16%
800	Bristol-Myers Squibb Co.	41,584
1,000	Merck & Co., Inc.	76,410
		117,994
Railroads, Line-Haul Operating - 2.71%
1,000	CSX Corp.	62,130

Retail-Lumber & Other Building Materials Dealers - 3.00%
400	Home Depot, Inc.	68,728

Retail-Radio TV & Consumer Electronics Stores - 1.39%
600	Best Buy Co., Inc.	31,776

Retail-Variety Stores 1.73%
600	Target Corp.	39,654

Rubber & Plastics Footwear - 1.94%
600	Nike, Inc. Class B	44,484

Semiconductors & Related Devices - 1.43%
1,000	Applied Materials, Inc.	32,740

Services-Business Services, NEC - 0.60%
100	Alibaba Group Holding Ltd. (China) *	13,707

TOTAL FOR COMMON STOCKS (Cost $662,147) - 27.31%		625,395

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $57,037) - 3.19%		72,990

.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 60.49%
1,384,754	Fidelity Institutional Government Money Market Fund Class I 2.34% **	$ 1,384,754
TOTAL FOR MONEY MARKET FUND (Cost $1,384,754) - 60.49%		1,384,754

TOTAL INVESTMENTS (Cost $2,103,938) *** - 90.99%		2,083,139

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $13,557) - (0.24)%		(5,594)

ASSETS IN EXCESS OF LIABILITIES, NET - 9.25%		211,860

NET ASSETS - 100.00%		$ 2,289,405

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

*** Refer to Note 10 for tax cost.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

CALL OPTIONS - 0.02% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Canopy Growth Corp.	Fidelity National Financial Services Corp.	5	$ 13,435	$ 35.00	3/15/2019	$ 525

Total Call Options (Premiums Paid $1,850) - 0.02%						$ 525

PUT OPTIONS - 3.17% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Alibaba Group Holding Ltd. (China)	Fidelity National Financial Services Corp.	1	$ 13,707	$ 150.00	1/18/2019	$ 1,415

Applied Materials, Inc.	Fidelity National Financial Services Corp.	10	32,740	35.00	1/18/2019	2,840

Best Buy Co., Inc.	Fidelity National Financial Services Corp.	6	31,776	67.50	1/18/2019	9,090

Bristol-Myers Squibb Co.	Fidelity National Financial Services Corp.	8	41,584	55.00	1/18/2019	3,120

CSX Corp.	Fidelity National Financial Services Corp.	10	62,130	75.00	1/18/2019	12,750

Home Depot, Inc.	Fidelity National Financial Services Corp.	4	68,728	180.00	2/15/2019	4,520

JP Morgan Chase & Co.	Fidelity National Financial Services Corp.	10	97,620	100.00	3/15/2019	6,620

Las Vegas Sands Corp.	Fidelity National Financial Services Corp.	10	52,050	57.50	3/15/2019	6,950

Merck & Co., Inc.	Fidelity National Financial Services Corp.	10	76,410	77.50	1/18/2019	1,950

Nike, Inc. Class B	Fidelity National Financial Services Corp.	6	44,484	77.50	1/18/2019	2,424

Target Corp.	Fidelity National Financial Services Corp.	6	39,654	80.00	1/18/2019	8,130

Wells Fargo & Co.	Fidelity National Financial Services Corp.	14	64,512	55.00	1/18/2019	12,656

Total Put Options (Premiums Paid $55,187) - 3.17%						$ 72,465

TOTAL PURCHASED OPTIONS (Premiums Paid $57,037) - 3.19%						$ 72,990

* Non-income producing securities during the period.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

CALL OPTIONS - 0.24% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Alibaba Group Holding Ltd. (China)	Fidelity National Financial Services Corp.	1	$ 13,707	$ 150.00	1/18/2019	$ 80

Applied Materials, Inc.	Fidelity National Financial Services Corp.	5	16,370	35.00	1/18/2019	225

Bristol-Myers Squibb Co.	Fidelity National Financial Services Corp.	4	20,792	55.00	1/18/2019	120

CSX Corp.	Fidelity National Financial Services Corp.	5	31,065	75.00	1/18/2019	15

Home Depot, Inc.	Fidelity National Financial Services Corp.	2	34,364	185.00	1/18/2019	106

Home Depot, Inc.	Fidelity National Financial Services Corp.	2	34,364	180.00	2/15/2019	606

JP Morgan Chase & Co.	Fidelity National Financial Services Corp.	5	48,810	100.00	2/15/2019	1,250

JP Morgan Chase & Co.	Fidelity National Financial Services Corp.	5	48,810	105.00	2/15/2019	495

Las Vegas Sands Corp.	Fidelity National Financial Services Corp.	5	26,025	57.50	2/15/2019	605

Las Vegas Sands Corp.	Fidelity National Financial Services Corp.	5	26,025	57.50	3/15/2019	850

Merck & Co., Inc.	Fidelity National Financial Services Corp.	10	76,410	77.50	1/18/2019	970

Nike, Inc. Class B	Fidelity National Financial Services Corp.	3	22,242	77.50	1/18/2019	246

Target Corp.	Fidelity National Financial Services Corp.	6	39,654	80.00	1/18/2019	12

Wells Fargo & Co.	Fidelity National Financial Services Corp.	14	64,512	55.00	1/18/2019	14

Total Call Options (Premiums Received $13,557) - 0.24%						$ 5,594

TOTAL WRITTEN OPTIONS (Premiums Received $13,557) - 0.24%						$ 5,594

* Non-income producing securities during the period.

BALDWIN FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 34.19%

Agriculture - 0.00%
240,000	Black Earth Farming Ltd. ADR ^ † *	$ 840

Automotive - 0.04%
5,926	Exide Technologies ^ *	8,593

Bakery Products - 1.00%
302,500	Bab, Inc.	199,680

Biotech & Pharma - 0.43%
167,850	Inyx, Inc. ● *	201
2,200	Perrigo Co. Plc (Ireland) (a)	85,250
		85,451
Chemicals - 8.22%
2,500	Linde AG (Germany)	553,320
34,576	MPM Holdings, Inc. *	1,089,144
		1,642,464
Consumer Products - 1.67%
7,500	Conagra Brands, Inc. (a)	160,200
11,000	Hain Celestial Group, Inc. *	174,460
		334,660
Gaming, Lodging & Restaurants - 0.62%
10,000	Guoco Group Ltd. (Hong Kong)	124,169

Hardware - 5.15%
125,241	IEC Electronics Corp. *	716,378
8,011	Medion AG (Germany)	135,026
3,000	Viasat, Inc. (a) (b) *	176,850
		1,028,254
Healthcare Facilities & Services - 3.76%
29,650	Brookdale Senior Living, Inc. *	198,655
3,500	Magellan Health, Inc. *	199,115
11,796	McKesson Europe AG (Germany)	351,658
		749,428
Holding Companies - 0.00%
400	Stoneleigh Partners Acquisition Corp. ^ †	-

IT Services - 0.00%
65,000	Computer Horizons Corp. ^ † *	-

CAMELOT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

Media - 1.06%
50,000	30DC, Inc. ● *	$ 305
8,000	Sinclair Broadcast Group, Inc. Class A (a)	210,720
		211,025
Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	-

Oil, Gas & Coal - 1.86%
7,500	Devon Energy Corp. (a) (b)	169,050
551	Dommo Energia SA ADR ● *	13,025
30,000	QEP Resources, Inc. *	168,900
2,152	Seadrill Ltd. (United Kingdom) *	20,982
		371,957
Real Estate - 1.82%
45,000	Conwert Immobilien Invest SE (Austria) ^	-
11,500	CA Immobilien Anlagen AG (Austria) *	364,195
		364,195
Retail-Consumer Staples - 2.64%
3,500	Dollar Tree, Inc. (a) *	316,120
9,000	Sprouts Farmers Market, Inc. (a) *	211,590
		527,710
Semiconductors - 1.14%
4,000	Qualcomm, Inc. (a) (b)	227,640

Software - 1.81%
2,500	LogMeIn, Inc.	203,925
32,000	Playtech Plc (Isle of Man)	157,129
		361,054
Specialty Finance - 0.90%
1,200	Alliance Data Systems Corp. (a)	180,096

Telecom - 2.06%
64,529	NII Holdings, Inc. *	284,573
23,000	Telecom Italia SpA ADR *	127,650
		412,223
Waste & Environmental Services & Equipment - 0.01%
43,000	Strategic Environmental & Energy Resources, Inc. ^ *	2,107

Escrow Shares - 0.00%
1,777	Exide Technologies ^ †	-
200	Petrocorp., Inc. ^ †	-
		-

TOTAL FOR COMMON STOCKS (Cost $9,000,216) - 34.19%		6,831,546

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

ASSET-BACKED SECURITIES - 0.85%
6,152	AFC Home Equity Loan Trust Series 2000-02 Class 1A 2.88113% (1 Month LIBOR USD + 0.39%), 6/25/2030 ** + ●	$ 5,726
149,170	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3 3.21125% (1 Month LIBOR USD + 0.75%), 2/25/2035 ** + ●	141,325
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2 2.82625% (1 Month LIBOR USD + 0.32%), 6/25/2047 ** + ●	12,946
10,014	Countrywide Home Equity Loan Trust Series 2005-A Class 2A2.69513% (1 Month LIBOR USD + 0.24%), 4/15/2035 ** + ●	9,602
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 ** + ^	-
TOTAL FOR ASSET-BACKED SECURITIES (Cost $163,059) - 0.85%		169,599

CLOSED-END FUNDS - 8.70%
30,000	Altaba, Inc. (b) *	1,738,200
TOTAL FOR CLOSED-END FUNDS (Cost $1,601,700) - 8.70%		1,738,200

CONTINGENT VALUE RIGHT - 0.00%

Medical-Drugs - 0.00%
12,000	Corium International, Inc. Exp. 3/31/2019 0.50/share (b)	-
TOTAL FOR CONTINGENT VALUE RIGHT (Cost $0) - 0.00%

CONVERTIBLE BONDS - 2.18%

Banking - 2.18%
500,000	BNP Paribas Fortis SA (France) 1.671% (3 Month EURIBOR + 2.000%), Perpetual ** + ● €	435,239

TOTAL FOR CONVERTIBLE BONDS (Cost $560,622) - 2.18%		435,239

CORPORATE BONDS - 9.00%

Automotive - 2.57%
189,580	Exide Technologies 7.00%, 4/30/2025 ●	104,269
510,454	Exide Technologies 11.00%, 4/30/2022 ● # †	408,363
1,000,000	Exide Technologies 8.625%, 2/12/2018 + ^ †	-
		512,632
Engineering and Construction Services - 1.51%
1,000,000	Astaldi SpA ADR 7.125%, 12/01/2020 ●	300,752

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

Financial Services - 0.05%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	$ 6,250
110,000	Lehman Brothers Holdings, Inc. 5.98%, (1 Month CPI YOY + 1.80%) 2/17/2015 + ● **	2,090
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	1,800
		10,140
Media - 1.44%
58,000	iHeart Communications, Inc., 9.00%, 3/01/2021 + ●	38,860
276,000	iHeart Communications, Inc., 11.25%, 3/01/2021 + ●	182,850
100,000	iHeart Communications, Inc., 9.00%, 9/15/2022 + ●	66,500
		288,210
Oil, Gas & Coal - 0.54%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
110,102	Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 ●	109,001
		109,036
Radio Telephone Communications - 1.16%
500,000	Digicel Group Ltd. 7.125%, 4/01/2022 ●	232,500

Retail - 1.73%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	345,000

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ †	-

TOTAL FOR CORPORATE BONDS (Cost $2,416,066) - 9.00%		1,798,270

ESCROW NOTES - 0.00%
20,000	Mirant Corp. + ^ † ●	-
300,000	NewPage Corp. + ^ † ●	-
TOTAL FOR ESCROW NOTES (Cost $196,568) - 0.00%		-

MORTGAGE-BACKED SECURITIES - 0.46%
533,865	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.74085%, 6/25/2035 ● ~	90,956
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $506,519) - 0.46%		90,956

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

MUNICIPAL BONDS - 3.39%

Puerto Rico - 3.39%
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	$ 24,023
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	19,219
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	26,426
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	24,023
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	196,993
215,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.85%, 8/01/2036 + ●	162,594
85,000	University of Puerto Rico Series P 5.00%, 6/01/2019 ●	83,937
20,000	University of Puerto Rico Series P 5.00%, 6/01/2020 ●	19,550
25,000	University of Puerto Rico Series P 5.00%, 6/01/2024 ●	23,750
10,000	University of Puerto Rico Series P 5.00%, 6/01/2026 ●	9,400
25,000	University of Puerto Rico Series P 5.00%, 6/01/2030 ●	23,000
25,000	University of Puerto Rico Series Q 5.00%, 6/01/2030 ●	23,000
15,000	University of Puerto Rico Series Q 5.00%, 6/01/2021 ●	14,512
30,000	University of Puerto Rico Series Q 5.00%, 6/01/2036 ●	26,700
TOTAL FOR MUNICIPAL BONDS (Cost $451,657) - 3.39%		677,127

PREFERRED STOCKS - 2.83%

Government Agencies - 2.63%
4,500	Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual	45,900
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual	104,500
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual **	11,000
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, Perpetual ** ●	250,000
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual	44,820
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ●	14,707
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual	55,000
		525,927
Insurance - 0.20%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # † *	40,000

Oil, Gas & Coal - 0.00%
155,336	Seadrill Ltd.(United Kingdom)	-

TOTAL FOR PREFERRED STOCKS (Cost $1,099,271) - 2.83%		565,927

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

STRUCTURED NOTE - 9.56%

Financial Services 9.56%
130,000	Lehman Brothers Holdings, Inc. 7.27%, (1 Month CPI YOY + 2.25%) 7/08/2014 + ● **	$ 2,340
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ● **	1,800
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ● **	1,800
200,000	Lehman Brothers Holdings, Inc. 8.75%, 2/14/2023 + ● **	3,600
212	Merrill Lynch Heineken Holding NV Exp. 3/11/2019 ●	1,200,528
1,000,000	Twin Reefs Pass-Through Trust 0.00% (1 Month LIBRO USD + 2.00%) Perpetual + ^ # † **	700,000
		1,910,068

TOTAL FOR STRUCTURED NOTE (Cost $1,702,516) - 9.56%		1,910,068

WARRANTS - 0.04%

Insurance - 0.04%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $37,962)	8,550
TOTAL FOR WARRANTS (Cost $9,132) - 0.04%		8,550

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $783,775) - 2.41%		481,828

BANK DEPOSIT ACCOUNTS - 16.28%
310,287	Collateral Huntington Conservative Deposit Account 2.20% ** (b)	310,287
2,943,672	Huntington Conservative Deposit Account 2.20% **	2,943,672
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $3,253,959) - 16.28%		3,253,959

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $21,745,060) *** - 89.89%	$ 17,961,269

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $409,081) - (1.91)%	(382,482)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $1,083,161) - (5.70)%	(1,139,052)

ASSETS IN EXCESS OF LIABILITIES, NET - 17.72%	3,541,246

NET ASSETS - 100.00%	$ 19,980,981

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

*** Refer to Note 10 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $2,521,327.

+ Default Bonds

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $757,825 representing 3.79% of net assets and Level 3 securities.

# Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,154,613 representing 5.78% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,155,488, representing 5.78% of net assets.

€ Principal denominated in Euros.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

CALL OPTIONS - 1.38% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Altaba, Inc. ●	Susquehanna	55	$ 318,670	$ 80.00	1/18/2019	$ 550

Altaba, Inc.	Susquehanna	120	695,280	90.00	1/17/2020	11,760

Bunge Ltd.	Susquehanna	100	534,400	60.00	1/18/2019	2,000

Caesars Entertainment Corp.	Susquehanna	200	135,800	10.00	1/18/2019	200

Comscore, Inc.	Susquehanna	200	288,600	17.50	4/18/2019	10,000

Devon Energy Corp. ●	Susquehanna	250	563,500	31.00	1/18/2019	750

Devon Energy Corp. ●	Susquehanna	65	146,510	27.00	4/18/2019	6,110

DXC Technology Co.	Susquehanna	51	271,167	57.50	3/15/2019	11,016

DXC Technology Co.	Susquehanna	19	101,023	60.00	3/15/2019	3,021

EQT Corp. ●	Susquehanna	100	188,900	35.00	3/15/2019	22,000

Newell Brands, Inc.	Susquehanna	160	297,440	28.00	1/18/2019	800

NXP Semiconductors NV (Netherlands)	Susquehanna	72	527,616	75.00	1/18/2019	14,400

Perrigo Co. Plc (Ireland) ●	Susquehanna	30	116,250	55.00	2/15/2019	900

Science Applications International Corp.	Susquehanna	30	191,100	70.00	2/15/2019	2,700

SPDR S&P 500 ETF Trust	Susquehanna	225	5,623,200	265.00	1/18/2019	11,250

SPDR S&P 500 ETF Trust	Susquehanna	110	2,749,120	265.00	2/15/2019	22,220

SPDR S&P 500 ETF Trust	Susquehanna	100	2,499,200	283.00	2/15/2019	1,700

SPDR S&P 500 ETF Trust	Susquehanna	200	4,998,400	267.00	12/31/2018	200

SPDR S&P 500 ETF Trust	Susquehanna	50	1,249,600	245.00	1/18/2019	43,800

SPDR S&P 500 ETF Trust	Susquehanna	100	2,499,200	249.00	1/18/2019	60,300

Zayo Group Holdings, Inc.	Susquehanna	300	685,200	25.00	3/15/2019	49,500

Total Call Options (Premiums Paid $601,254) - 1.38%						$ 275,177

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

PUT OPTIONS - 1.03% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Conagra Brands, Inc. ●	Susquehanna	75	$ 160,200	$ 25.00	3/15/2019	$ 30,750

Devon Energy Corp.	Susquehanna	65	146,510	29.00	1/18/2019	42,250

Dollar Tree, Inc.	Susquehanna	35	316,120	77.50	1/18/2019	525

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	242	2,649,416	112.00	3/15/2019	67,276

Science Applications International Corp. ●	Susquehanna	30	191,100	75.00	2/15/2019	36,750

Sinclair Broadcast Group, Inc. Class A	Susquehanna	80	210,720	25.00	1/18/2019	4,800

Sprouts Famers Market, Inc.	Susquehanna	90	211,590	22.50	3/15/2019	10,800

Viasat, Inc. ●	Susquehanna	30	176,850	60.00	3/15/2019	13,500

Total Put Options (Premiums Paid $182,521) - 1.03%						$206,651

TOTAL PURCHASED OPTIONS (Premiums Paid $783,775) - 2.41%						$481,828

* Non-income producing securities during the period.

● Level 2 Security.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

CALL OPTIONS - 0.53% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Alliance Data Systems Corp. ●	Susquehanna	10	$ 150,080	$ 240.00	3/15/2019	$ 400

Bunge Ltd.	Susquehanna	100	534,400	65.00	1/18/2019	500

Conagra Brands, Inc.	Susquehanna	75	160,200	27.00	3/15/2019	750

Dollar Tree, Inc.	Susquehanna	35	316,120	90.00	1/18/2019	9,275

Devon Energy Corp.	Susquehanna	65	146,510	32.00	1/18/2019	390

DXC Technology Co. ●	Susquehanna	38	202,046	65.00	3/15/2019	2,660

DXC Technology Co. ●	Susquehanna	22	116,974	95.00	3/15/2019	220

EQT Corp. ●	Susquehanna	100	188,900	50.00	3/15/2019	3,500

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	242	2,649,416	112.00	3/15/2019	15,488

NXP Semiconductors NV (Netherlands)	Susquehanna	28	205,184	105.00	1/18/2019	84

NXP Semiconductors NV (Netherlands) ●	Susquehanna	44	322,432	120.00	1/18/2019	132

QualComm, Inc.	Susquehanna	40	227,640	65.00	1/18/2019	400

Science Applications International Corp. ●	Susquehanna	30	191,100	85.00	2/15/2019	1,350

Sinclair Broadcast Group, Inc. Class A	Susquehanna	80	210,720	30.00	1/18/2019	1,600

Sprouts Farmers Market, Inc. ●	Susquehanna	90	211,590	25.00	3/15/2019	9,225

SPDR S&P 500 ETF Trust	Susquehanna	125	3,124,000	270.00	12/31/2018	125

SPDR S&P 500 ETF Trust	Susquehanna	50	1,249,600	250.00	1/18/2019	27,750

Viasat, Inc. ●	Susquehanna	30	176,850	70.00	3/15/2019	2,625

Zayo Group Holdings, Inc.	Susquehanna	300	685,200	27.50	3/15/2019	30,000

Total Call Options (Premiums Received $181,557) - 0.53%						$ 106,474

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

PUT OPTIONS - 1.38% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Comscore, Inc. ●	Susquehanna	200	$288,600	$ 17.50	4/18/2019	$ 72,000

Conagra Brands, Inc.	Susquehanna	75	160,200	23.00	3/15/2019	18,750

DXC Technology Co. ●	Susquehanna	51	271,167	57.50	3/15/2019	31,875

Devon Energy Corp.	Susquehanna	65	146,510	27.00	4/18/2019	34,613

Devon Energy Corp.	Susquehanna	65	146,510	26.00	1/18/2019	24,505

Dollar Tree, Inc.	Susquehanna	35	316,120	70.00	1/18/2019	35

NXP Semiconductors NV (Netherlands) ●	Susquehanna	72	527,616	75.00	1/18/2019	28,620

Perrigo Co. Plc (Ireland) ●	Susquehanna	8	31,000	55.00	2/15/2019	12,960

Science Applications International Corp. ●	Susquehanna	30	191,100	65.00	2/15/2019	13,050

Science Applications International Corp. ●	Susquehanna	30	191,100	70.00	2/15/2019	23,250

Sinclair Broadcast Group, Inc. Class A	Susquehanna	80	210,720	21.00	1/18/2019	4,800

Sprouts Farmers Market, Inc.	Susquehanna	90	211,590	20.00	3/15/2019	4,050

Viasat, Inc.	Susquehanna	30	176,850	55.00	3/15/2019	7,500

Total Put Options (Premiums Received $227,524) - 1.38%						$276,008

TOTAL WRITTEN OPTIONS (Premiums Received $409,081) - 1.91%						$382,482

* Non-income producing securities during the period.

● Level 2 Security

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 5.70% *

Retail-Discretionary
8,310	Alibaba Group Holding Ltd. ADR	$ 1,139,052

SECURITIES SOLD SHORT (Proceeds $1,083,161) - 5.70%		$ 1,139,052

* Non-income producing securities during the period.

ADR - American Depositary Receipt.

CAMELOT FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018 (UNAUDITED)

	Value Fund	Baldwin Fund	Camelot Fund
Assets:
Investments in Securities, at Value (Cost $14,533,783, $2,103,938 and $21,745,060, respectively)	$ 14,644,691	$ 2,083,139	$ 17,961,269
Deposit with Broker for Securities Sold Short and Options Written	46,562	-	753,863
Receivables:
Dividends and Interest	36,788	4,330	88,835
Due from Adviser	-	26,663	-
Shareholder Subscriptions	-	-	569
Portfolio Securities Sold	-	224,179	3,260,044
Prepaid Expenses	-	3,537	24,880
Total Assets	14,728,041	2,341,848	22,089,460
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $1,160, $0, and $0, respectively)	1,165	-	-
Covered Call Options Written at Value (Premiums received $0, $13,557 and $409,081, respectively)	-	5,594	382,482
Securities Sold Short, at Value (Proceeds $0, $0 and $1,083,161, respectively)	-	-	1,139,052
Payables:
Advisory Fees	12,624	-	2,448
Administrative Fees	3,188	3,016	3,706
Shareholder Redemptions	269,224	33,731	75,711
Portfolio Securities Purchased	-	91	441,556
Chief Compliance Officer Fees	-	-	3,819
Distribution Fees	12,047	-	6,206
Interest Expense	-	-	816
Accrued Expenses	-	10,011	52,683
Total Liabilities	298,248	52,443	2,108,479

Net Assets	$ 14,429,793	$ 2,289,405	$ 19,980,981

Net Assets Consist of:
Paid In Capital	$ 14,346,601	$ 3,235,525	$ 31,293,519
Distributable Earnings (Deficit)	83,192	(946,120)	(11,312,538)
Net Assets	$ 14,429,793	$ 2,289,405	$ 19,980,981
Shares outstanding (unlimited number of shares authorized with no par value)		333,405
Net Asset Value Per Share		$ 6.87
Redemption Price Per Share ($6.87 x 0.98) *		$ 6.73

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

	Value Fund	Baldwin Fund	Camelot Fund

Investor Class:

Net Assets	$ 8,561,986
Shares outstanding (unlimited number of shares authorized with no par value)	727,613
Net Asset Value	$ 11.77
Redemption Price Per Share ($11.77 x 0.98) *	$ 11.53

Class A:

Net Assets			$ 6,163,127
Shares outstanding (unlimited number of shares authorized with no par value)			481,030
Net Asset Value			$ 12.81
Offering Price Per Share ($12.81/ 94.50%) (Note 2)			$ 13.56

Class C:

Net Assets	$ 1,088,801
Shares outstanding (unlimited number of shares authorized with no par value)	99,282
Net Asset Value	$ 10.97
Redemption Price Per Share ($10.97 x 0.98) *	$ 10.75

Institutional Class:

Net Assets	$ 4,779,006		$13,817,854
Shares outstanding (unlimited number of shares authorized with no par value)	401,234		1,070,633
Net Asset Value	$ 11.91		$ 12.91
Redemption Price Per Share ($12.91 x 0.98) *	$ 11.67

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value and Baldwin Funds.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)

	Value Fund	Baldwin Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 5,633	$ 29,984	$ 44,400
Interest	127,244	3,294	181,975
Total Investment Income	142,877	33,278	226,375

Expenses:
Advisory Fees	80,122	5,421	146,169
Administration Fees	20,233	18,016	25,071
Accounting Fees	-	-	14,372
Servicing Account Fees	-	-	9,049
Transfer Agent Fees	-	6,207	7,612
Chief Compliance Officer Fees	-	-	15,488
Audit Fees	-	5,596	18,188
Distribution Fees	17,956	-	10,198
Legal Fees	-	2,489	26,428
Custody Fees	-	10,176	8,431
Trustee Fees	-	-	1,239
Printing and Mailing Expense	-	275	-
Interest Expense	-	-	3,951
Miscellaneous Fees	-	369	7,428
Insurance Fees	-	-	1,349
Registration Fees	-	940	27,611
Total Expenses	118,311	49,489	322,584
Fees Waived and Reimbursed by the Adviser	-	(34,372)	(106,501)
Net Expenses	118,311	15,117	216,083

Net Investment Income	24,566	18,161	10,292

Realized Gain (Loss) on:
Investments	37,433	(99,053)	172,074
Written Options	-	82,379	(306,496)
Securities Sold Short	-	-	(85,764)
Foreign Currency Transactions	-	-	(2,761)
Net Realized Gain (Loss) on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	37,433	(16,674)	(222,947)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(402,648)	412	(1,305,237)
Written Options	-	13,097	(40,779)
Securities Sold Short	-	-	450,242
Foreign Currency Transactions	(5)	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, Securities Sold Short and Foreign Currency Transactions	(402,653)	13,509	(895,774)

Realized and Unrealized Loss on Investments, Options, Securities Sold Short and Foreign Currency Transactions	(365,220)	(3,165)	(1,118,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	(340,654)	$ 14,996	$(1,108,429)

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)

(a) Foreign withholding taxes on dividends/tax reclaims/interest.	$ (111)	$ (207)	$ (2,975)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2018	6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ 24,566	$ (51,810)
Net Realized Gain (Loss) on:
Investments	37,433	1,134,515
Foreign Currency Transactions	-	(5)
Unrealized Appreciation (Depreciation) on:
Investments	(402,648)	(1,311,929)
Foreign Currency Transactions	(5)	15
Net Decrease in Net Assets Resulting from Operations	(340,654)	(229,214)

Distributions to Shareholders:
Net Investment Income	(27,100)	-
Realized Gains	(452,319)	-
Total Distributions Paid to Shareholders	(479,419)	-

Capital Share Transactions	(1,553,444)	(8,561,352)

Total Decrease in Net Assets	(2,373,517)	(8,790,566)

Net Assets:
Beginning of Period	16,803,310	25,593,876

End of Period	$14,429,793	$16,803,310

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2018	6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 18,161	$ 29,163
Net Realized Gain (Loss) on:
Investments	(99,053)	(185,295)
Written Options	82,379	124,030
Unrealized Appreciation (Depreciation) on:
Investments	412	40,294
Written Options	13,097	5,532
Net Increase in Net Assets Resulting from Operations	14,996	13,724

Distributions to Shareholders:
Net Investment Income	(15,232)	(25,347)
Realized Gains	-	-
Return of Capital	-	-
Total Distributions Paid to Shareholders	(15,232)	(25,347)

Capital Share Transactions	(136,927)	(182,078)

Total Decrease in Net Assets	(137,163)	(193,701)

Net Assets:
Beginning of Period	2,426,568	2,620,269

End of Period	$ 2,289,405	$ 2,426,568

BALDWIN FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2018	6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 10,292	$ (302,669)
Net Realized Gain (Loss) on:
Investments	172,074	119,807
Written Options	(306,496)	373,044
Securities Sold Short	(85,764)	(176,213)
Foreign Currency Transactions	(2,761)	35,547
Unrealized Appreciation (Depreciation) on:
Investments	(1,305,237)	2,124,344
Written Options	(40,779)	173,028
Securities Sold Short	450,242	(265,034)
Foreign Currency Transactions	-	(3,871)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,108,429)	2,077,983

Distributions to Shareholders:
Net Investment Income:
Class A	(88,765)	(344,555)
Class C *	-	(75,017)
Institutional Class	(240,319)	(448,777)
Total Distributions Paid to Shareholders	(329,084)	(868,349)

Capital Share Transactions	(795,293)	(8,696,939)

Total Decrease in Net Assets	(2,232,806)	(7,487,305)

Net Assets:
Beginning of Period	22,213,787	29,701,092

End of Period	$ 19,980,981	$ 22,213,787

* For the Period July 1, 2017 to June 22, 2018. Class C merged into Class A on June 22, 2018.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited) Six Months Ended 12/31/2018

		Years Ended
		6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 12.42	$ 12.61	$ 13.12	$ 14.17	$ 14.76	$ 13.38

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.02	(0.03)	(0.10)	(0.13)	(0.14)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.29)	(0.16)	(0.03)	0.05	0.15	2.42
Total from Investment Operations	(0.27)	(0.19)	(0.13)	(0.08)	0.01	2.34

Distributions:
Net Investment Income	(0.01)	-	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)	(0.96)
Total from Distributions	(0.38)	-	(0.38)	(0.97)	(0.60)	(0.96)

Redemption Fees ***	-	-	-	-	- (a)	- (a)

Net Asset Value, at End of Period	$ 11.77	$ 12.42	$ 12.61	$ 13.12	$ 14.17	$ 14.76

Total Return **	(2.15)% (c)	(1.51)%	(1.01)%	(0.39)%	(0.06)%	17.60%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,562	$ 10,082	$ 16,945	$ 19,038	$ 19,957	$ 24,572
Ratio of Expenses to Average Net Assets	1.49% (b)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28)% (b)	(0.27)%	(0.77)%	(1.00)%	(0.95)%	(0.54)%
Portfolio Turnover	3.38% (c)	68.13%	60.96%	51.13%	22.93%	81.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

(b) Annualized

(c) Not Annualized

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited) Six Months Ended 12/31/2018

		Years Ended
		6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 11.64	$ 11.90	$ 12.49	$ 13.64	$ 14.33	$ 13.11

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.03)	(0.12)	(0.19)	(0.23)	(0.24)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.27)	(0.14)	(0.02)	0.05	0.15	2.36
Total from Investment Operations	(0.30)	(0.26)	(0.21)	(0.18)	(0.09)	2.18

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)	(0.96)
Total from Distributions	(0.37)	-	(0.38)	(0.97)	(0.60)	(0.96)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 10.97	$ 11.64	$ 11.90	$ 12.49	$ 13.64	$ 14.33

Total Return **	(2.57)% (b)	(2.18)%	(1.71)%	(1.16)%	(0.78)%	16.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,089	$ 1,273	$ 2,232	$ 3,718	$ 3,728	$ 3,281
Ratio of Expenses to Average Net Assets	2.24% (a)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.47)% (a)	(1.01)%	(1.54)%	(1.75)%	(1.71)%	(1.30)%
Portfolio Turnover	3.38% (b)	68.13%	60.96%	51.13%	22.93%	81.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited) Six Months Ended 12/31/2018

		Years Ended
		6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 12.59	$ 12.75	$ 13.23	$ 14.24	$ 14.79	$ 13.38

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.03	- (a)	(0.07)	(0.10)	(0.10)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.33)	(0.16)	(0.03)	0.06	0.15	2.42
Total from Investment Operations	(0.30)	(0.16)	(0.10)	(0.04)	0.05	2.37

Distributions:
Net Investment Income	(0.04)	-	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)	(0.96)
Total from Distributions	(0.41)	-	(0.38)	(0.97)	(0.60)	(0.96)

Redemption Fees ***	-	- (a)	-	-	-	-

Net Asset Value, at End of Period	$ 11.88	$ 12.59	$ 12.75	$ 13.23	$ 14.24	$ 14.79

Total Return **	(2.10)% (c)	(1.25)%	(0.77)%	(0.09)%	0.21%	17.83%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,779	$ 5,449	$ 6,417	$ 7,451	$ 8,870	$ 23,630
Ratio of Expenses to Average Net Assets	1.24% (b)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.53% (b)	0.02%	(0.52)%	(0.75)%	(0.69)%	(0.31)%
Portfolio Turnover	3.38% (c)	68.13%	60.96%	51.13%	22.93%	81.29%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

(b) Annualized

(c) Not Annualized

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited) Six Months Ended 12/31/2018

		Years Ended
		6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 6.87	$ 6.90	$ 7.01	$ 7.33	$ 7.64	$ 7.44

Income From Investment Operations:
Net Investment Income (Loss) *	0.05	0.08	(0.01)	0.02	0.16	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)	(0.04)	(0.10)	(0.28)	(0.31)	0.19
Total from Investment Operations	0.04	0.04	(0.11)	(0.26)	(0.15)	0.33

Distributions:
Net Investment Income	(0.04)	(0.07)	-	(0.05)	(0.16)	(0.13)
Realized Gains	-	-	-	-	-	-
Return of Capital	-	-	-	(0.01)	-	-
Total from Distributions	(0.04)	(0.07)	-	(0.06)	(0.16)	(0.13)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33	$ 7.64

Total Return **	0.64% (b)	0.59%	(1.57)%	(3.49)%	(1.95)%	4.51%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,289	$ 2,427	$ 2,620	$ 3,030	$ 3,432	$ 3,495
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.11% (a)	4.90%	4.46%	4.88%	4.62%	4.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.35)% (a)	(1.99)%	(2.90)%	(2.88)%	(0.72)%	(0.62)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.26% (a)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.51% (a)	1.16%	(0.19)%	0.25%	2.14%	1.80%
Portfolio Turnover	517.61% (b)	686.85%	372.87%	478.51%	660.84%	650.16%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited) Six Months Ended 12/31/2018

		Years Ended
		6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 13.70	$ 13.01	$ 11.71	$ 13.39	$ 14.07	$ 12.81

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)	(0.17)	0.16	(0.01)	(0.04)	0.41
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.69)	1.36	1.21	(0.65)	0.21	0.93
Total from Investment Operations	(0.70)	1.19	1.37	(0.66)	0.17	1.34

Distributions:
Net Investment Income	(0.19)	(0.50)	(0.07)	-	(0.11)	(0.01)
Realized Gains	-	-	-	(1.02)	(0.74)	(0.07)
Total from Distributions	(0.19)	(0.50)	(0.07)	(1.02)	(0.85)	(0.08)

Net Asset Value, at End of Period	$ 12.81	$ 13.70	$ 13.01	$ 11.71	$ 13.39	$ 14.07

Total Return **	(5.13)% (f)	9.41%	11.70%	(4.33)%	1.38%	10.47%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,163	$ 10,022	$ 12,548	$ 14,363	$ 31,817	$ 53,035
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	3.02% (e)	3.04%	2.80%	2.41%	2.17%	2.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(1.04)% (e)	(2.35)%	0.49%	(0.50)%	(0.47)%	2.85%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	2.08% (e)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(0.10)% (e)	(1.30)%	1.30%	(0.08)%	(0.29)%	3.01%
Portfolio Turnover	214% (f)	391%	326%	160%	237%	280%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reductions (excluding dividend and interest expense for securities sold short) were 3.01%, 2.78%, 2.40%, 2.16%, and 2.14% for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.

(c) Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.97%, 1.98%,1.98%, 1.98%, and 1.98% for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Annualized

(f) Not Annualized

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited) Six Months Ended 12/31/2018

		Years Ended
		6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period	$ 13.83	$ 13.14	$ 11.80	$ 13.46	$ 14.15	$ 12.86

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.01	(0.14)	0.19	0.02	(0.01)	0.44
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.70)	1.37	1.23	(0.66)	0.21	0.94
Total from Investment Operations	(0.69)	1.23	1.42	(0.64)	0.20	1.38

Distributions:
Net Investment Income	(0.23)	(0.54)	(0.08)	-	(0.15)	(0.02)
Realized Gains	-	-	-	(1.02)	(0.74)	(0.07)
Total from Distributions	(0.23)	(0.54)	(0.08)	(1.02)	(0.89)	(0.09)

Net Asset Value, at End of Period	$ 12.91	$ 13.83	$ 13.14	$ 11.80	$ 13.46	$ 14.15

Total Return **	(5.05)% (f)	9.71%	12.10%	(4.15)%	1.61%	10.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,818	$ 12,191	$ 13,890	$ 14,953	$ 75,420	$ 59,474
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.79% (e)	2.80%	2.55%	2.16%	1.92%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.75)% (e)	(2.15)%	0.74%	(0.25)%	(0.22)%	3.10%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.84% (e)	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(0.20)% (e)	(1.09)%	1.55%	0.17%	(0.04)%	2.26%
Portfolio Turnover	214% (f)	391%	326%	160%	237%	280%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.77%, 2.53%, 2.15%, 1.91%, and 1.89% for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.

(c) Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.71%, 1.73%, 1.73%, 1.73%, and 1.73% for the years ended June 30, 2018, 2017, 2016, 2015, and 2014, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Annualized

(f) Not Annualized

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the Leigh Baldwin Total Return Fund (the “Baldwin Fund”), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund, Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class A and Institutional Class shares of the Fund, respectively. The Camelot Fund commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Predecessor Fund, the Pennsylvania Avenue Event Driven Fund, commenced operations on November 21, 2003. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value and Baldwin Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

at market value) if shares are redeemed within five business days of purchase. There was $3 of redemption fees collected for the Value Fund during the six months ended December 31, 2018.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2015-2018, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Value Fund and Camelot Fund intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end; the Baldwin Fund distributes quarterly.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

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Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2018:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$3,536,666	$ -	$ -	$ 3,536,666
Corporate Bonds *	-	2,147,649	-	2,147,649
U.S. Government Agencies & Obligations	-	7,910,056	-	7,910,056
Short-Term Investments	1,050,320	-	-	1,050,320
Total	$4,586,986	$10,057,705	$ -	$14,644,691

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 625,395	$ -	$ -	$ 625,395
Purchased Options	72,990	-	-	72,990
Short-Term Investments	1,384,754	-	-	1,384,754
Total	$2,083,139	$ -	$ -	$ 2,083,139

Financial Instruments - Liabilities

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Written Options	$ (5,594)	$ -	$ -	$ (5,594)
Total	$ (5,594)	$ -	$ -	$ (5,594)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 6,806,475	$ 13,531	$ 11,540	$ 6,831,546
Asset-Backed Securities	-	169,599	-	169,599
Closed-End Funds	1,738,200	-	-	1,738,200
Convertible Bonds	-	435,239	-	435,239
Corporate Bonds *	-	1,791,985	6,285	1,798,270
Escrow Notes	-	-	-	-
Mortgage-Backed Securities	-	90,956	-	90,956
Municipal Bonds	-	677,127	-	677,127
Preferred Stocks *	261,220	264,707	40,000	565,927
Structured Note	-	1,210,068	700,000	1,910,068
Warrants	8,550	-	-	8,550
Purchased Options	303,242	178,586	-	481,828
Bank Deposit Accounts	3,253,959	-	-	3,253,929
Total	$12,371,646	$4,831,798	$757,825	$17,961,269

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (70,874)	$ (35,600)	$ -	$ (106,474)
Put Options	(94,253)	(181,755)		(276,008)
Common Stocks *	(1,139,052)	-	-	(1,139,052)
Total	$(1,304,179)	$(217,355)	$ -	$(1,521,534)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value Fund did not hold any Level 3 assets during the six months ended December 31, 2018. The Baldwin Fund did not hold any Level 3 assets during the six months ended December 31, 2018. It is the Funds policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2018.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

Balance as of June 30, 2018	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 2	Balance as of December 31, 2018

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Common Stocks	$ 17,934	$ -	$ -	$ -	$ (6,394)	$ -	$ -	$ 11,540
Preferred Stocks	20,000	-	-	-	20,000	-	-	40,000
Corporate Bonds*	686,285	-	-	-	20,000	-	-	706,285
Escrow Notes	-	-	-	-	-	-	-	-
	$ 724,219	$ -	$ -	$ -	$ 33,606	$ -	$ -	$ 757,825

* During the six months ended December 31, 2018, $700,000 of Level 3 Corporate Bonds was reclassified to Structured Notes.

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2018:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	December 31, 2018	Technique	Input	Values	Impact on Valuation*
Common Stocks
Agriculture	$840	Market approach	Uncertainty of any additional future payout	$0.00	Decrease

Automotive	8,593	Market approach	Last traded price of pre-conversion bonds	$1.45	Increase

Escrow Shares	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

IT Services	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Holding Companies	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Mining	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Real Estate	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Waste & Environmental Services & Equip.	2,107	Market approach	Last traded price of non-restricted shares less a discount	-75.24%	Decrease

Asset-Backed	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Securities
Corporate Bonds	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
Automotive
Diversified Financial Services	6,250	Vendor pricing	Single broker quote	$0.12	Decrease

Oil, Gas & Coal	35	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Venture Capital	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase

Structured Notes	700,000	Vendor pricing	Single broker quote	$70.00	Increase

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Financial Services						Escrow Notes
	0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	Increase
						Preferred stock
		Vendor pricing	Single broker quote			Insurance
	40,000			$4,000.00	Increase

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the six months ended December 31, 2018, FCP earned management fees of $80,122 from the Value Fund.  As of December 31, 2018, the Value Fund owed FCP $12,624 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2018, the Value Fund accrued $20,233 in administrative fees.  At December 31, 2018, the Value Fund owed $3,188 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the six months ended December 31, 2018, LBC’s fee of $5,421 was accrued by the Baldwin Fund for advisory fees.

Prior to November 1, 2018, LBC contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses to 1.75% of the Baldwin Fund’s average daily net assets. Effective of November 1, 2018, LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest,

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $5,421 of advisory fees and reimbursed the Baldwin Fund $28,951 for expenses during the six months ended December 31, 2018. As of December 31, 2018, the LBC owed the Baldwin Fund $26,663 in reimbursement fees. At June 30, 2018, the amounts subject to future recoupment total $258,234 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2016	June 30, 2019	$ 101,433
June 30, 2017	June 30, 2020	$ 77,304
June 30, 2018	June 30, 2021	$ 79,497

Camelot Fund

Prior to February 24, 2018, the Fund’s advisor was Quaker Funds, Inc. (“QFI”). As compensation for its management services, the Fund was obligated to pay the QFI a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the six months ended December 31, 2018, Camelot Advisors earned management fees of $146,169 from the Camelot Fund. As of December 31, 2018, the Camelot Fund owed Camelot Advisors $2,448 for management fees.

Prior to February 24, 2018, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Camelot Fund’s Predecessor Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, and 1.74% for Institutional Class shares of the average net

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

assets of each class, respectively. If, at any time, the annualized expenses of Camelot Fund’s Predecessor Fund were less than the annualized expense ratio, the Trust, on behalf of Camelot Fund’s Predecessor Fund, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Camelot Fund’s Predecessor Fund, and (b) can be repaid without causing the expenses of Camelot Fund’s Predecessor Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Camelot Fund’s Predecessor Fund, in the event of its merger or liquidation.  As of February 24, 2018, Camelot Advisors have contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2019.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  Camelot Advisors waived $38,339 for Class A and $68,162 for Institutional Class, respectively, in total of $106,501 of advisory fees for the six months ended December 31, 2018. At June 30, 2018, the amounts subject to future recoupment total $81,410 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 81,410

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Camelot Fund investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For the six months ended December 31, 2018, the Camelot Fund accrued $25,071 in administrative fees.  At December 31, 2018, the Camelot Fund owed $3,706 in administrative fees.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Note 5. Distribution and Service Fees

The Board, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the six months ended December 31, 2018, the Investor Class accrued $11,980 in distribution fees and Class C accrued $5,976 in distribution fees. At December 31, 2018, the Value Fund owed $12,047 in distribution fees.

The Board, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  Effective July 1, 2018, the Fund will incur no 12b-1 fees under the plan unless approved by the Board of Trustees and shareholders are provided advance written notice.  Prior to July 1, 2018, the Fund paid distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.

Prior to June 22, 2018, the Camelot Fund’s Predecessor Fund’s Class A distributor was Foreside Fund Services, LLC. As of June 22, 2018, the Board, with respect to the Camelot Fund Class A has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor.  For the six months ended December 31, 2018, the Camelot Fund accrued $10,198 in 12b-1 fees. At December 31, 2018, the Camelot Fund owed $6,206 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2018, LBC was paid $14,222 in brokerage commissions. FCP receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to FCP for the six months ended December 31, 2018, were $18,016.  LBC acts as the distributor of the Baldwin Fund.  At December 31, 2018, the Fund did not owe any distribution fees to LBC.

Note 7. Capital Share Transactions

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2018, was $14,346,601, $3,235,525 and $31,293,519 for the Value Fund, the Baldwin Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2018 through December 31, 2018		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	8,266	$ 102,751	65,687	$ 833,970
Shares reinvested	20,380	238,030	-	-
Shares redeemed	(112,461)	(1,387,319)	(598,106)	(7,528,023)
Net Decrease	(83,815)	$ (1,046,538)	(532,419)	$ (6,694,053)

Value Fund – Class C	July 1, 2018 through December 31, 2018		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	8,702	$ 101,915	22,055	$ 260,940
Shares reinvested	3,071	33,441	-	-
Shares redeemed	(21,877)	(254,549)	(100,254)	(1,190,899)
Net Decrease	(10,104)	$ (119,193)	(78,199)	$ (929,959)

Value Fund – Institutional Class	July 1, 2018 through December 31, 2018		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	10,193	$ 127,941	385,112	$ 4,886,715
Shares reinvested	13,955	165,089	-	-
Shares redeemed	(55,704)	(680,743)	(455,768)	(5,824,055)
Net Decrease	(31,556)	$ (387,713)	(70,656)	$ (937,340)

Baldwin Fund	July 1, 2018 through December 31, 2018		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	437	$ 3,000	1,154	$ 8,000
Shares reinvested	2,002	13,684	3,276	22,640
Shares redeemed	(22,342)	(153,611)	(30,740)	(212,718)
Net Decrease	(19,903)	$ (136,927)	(26,310)	$ (182,078)

Camelot Fund – Class A	July 1, 2018 through December 31, 2018		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	28,347	$ 396,400	437,114	$ 5,903,562
Shares reinvested	6,437	81,553	25,691	325,939

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares redeemed	(285,158)	(3,956,451)	(695,611)	(9,242,537)
Net Decrease	(250,374)	$ (3,478,498)	(232,806)	$(3,013,036)
Camelot Fund – Class C	July 1, 2018 through December 31, 2018		July 1, 2017 through June 22, 2018 *

	Shares	Amount	Shares	Amount
Shares sold	-	$ -	33,342	$ 416,307
Shares reinvested	-	-	5,712	69,861
Shares redeemed	(-)	(-)	(300,607)	(3,890,065)
Net Decrease	-	$ -	(261,553)	$(3,403,897)

* For the Period July 1, 2017 to June 22, 2018. Class C merged into Class A on June 22, 2018.

Camelot Fund – Institutional Class	July 1, 2018 through December 31, 2018		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	342,009	$ 4,824,136	313,966	$ 4,188,403
Shares reinvested	13,035	166,327	27,002	345,624
Shares redeemed	(166,215)	(2,307,258)	(516,472)	(6,814,033)
Net Decrease	188,829	$ 2,683,205	(175,504)	$(2,280,006)

Note 8. Derivative Transactions

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

Baldwin Fund

As of December 31, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 72,990
Total Assets	$ 72,990

Liabilities	Equity Contracts
Written Options	$ (5,594)
Total Liabilities	$ (5,594)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

For the six months ended December 31, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Purchased Options	$ 9,909	$ 9,909
Written Options	13,097	13,097
	$ 23,006	$ 23,006

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (144,311)	$ (144,311)
Written Options	82,379	82,379
	$ (61,932)	$ (61,932)

Camelot Fund

As of December 31, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 481,828
Warrants – equity contracts	8,550
Structured Notes	1,910,068
Total Assets	$ 2,400,446

Liabilities	Equity Contracts
Written Options	$ (382,482)
Total Liabilities	$ (382,482)

For the six months ended December 31, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (81,723)	$ (81,723)
Written Options	(40,779)	(40,779)
	$ (122,502)	$(122,502)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 295,922	$ 295,922
Written Options	(306,496)	(306,496)
	$ (10,574)	$ (10,574)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of December 31, 2018:

Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund
Written Options	$382,482	$—	$382,482	$—	$382,482	$—

Note 10. Investment Transactions

For the six months ended December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $1,513,640 and $341,676, respectively. Purchases and sales of U.S. Government obligations aggregated $2,946,489 and $5,000,000, respectively. Purchases and sales of securities sold short aggregated $0 and $0, respectively. Purchases and sales of options for the Value Fund aggregated $278 and $278, respectively.

For the six months ended December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Baldwin Fund aggregated $9,251,117 and $10,518,410, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $509,127 and $413,287, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $246,952 and $267,411, respectively.

For the six months ended December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $35,067,140 and $34,983,588, respectively. Purchases and sales of securities sold short aggregated $376,341 and $1,012, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $1,987,811 and $2,215,636, respectively.  Purchases and sales of options written for the Camelot Fund aggregated $1,372,816 and $1,259,246, respectively.

Note 11. Tax Matters

As of December 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 792,834	$ 37,838	$ 1,679,569
Gross unrealized depreciation on investment securities	(681,931)	(50,674)	(5,492,652)
Net unrealized appreciation (depreciation) on investment securities	$ 110,903	$ (12,836)	$(3,813,083)

Cost of investment securities, including short-term investments *	$14,533,783	$2,103,938	$ 21,745,060

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2018 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 479,900	$ (72,711)	$ (3,325,326)
Deferral of Post October loss **	-	(32,342)	(310,930)
Accumulated realized gains	423,365	-	-
Undistributed accumulated ordinary income	-	42	329,083
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	-	(649,046)	(2,611,922)
Long-term	-	(191,827)	(3,955,930)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Total Distributable earnings	$ 903,265	$ (945,884)	$ (9,875,025)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the six months ended December 31, 2018 and year ended June 30, 2018:

Value Fund
Period Ended	$ Amount	Tax Character
Investor Class
12/31/2018	$ 8,490	Ordinary income
12/31/2018	$ 265,033	Long-term capital gain
6/30/2018	$ -	Ordinary income

Class C
12/31/2018	$ -	Ordinary income
12/31/2018	$ 35,412	Long-term capital gain
6/30/2018	$ -	Ordinary income

Institutional Class
12/31/2018	$ 18,610	Ordinary income
12/31/2018	$ 151,874	Long-term capital gain
6/30/2018	$ -	Ordinary income

Baldwin Fund
Period Ended	$ Amount	Tax Character
12/31/2018	$ 15,232	Ordinary income
6/30/2018	$ 25,347	Ordinary income

Camelot Fund
Period Ended	$ Amount	Tax Character
Class A
12/31/2018	$ 88,765	Ordinary income
6/30/2018	$ 344,555	Ordinary income

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Class C
12/31/2018	$ -	Ordinary income
6/30/2018	$ 75,017	Ordinary income

Institutional Class
12/31/2018	$ 240,319	Ordinary income
6/30/2018	$ 448,777	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2018, NFS, LLC owned approximately 89% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2018, NFS, LLC owned approximately 47% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, Baldwin Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2018 through December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Frank Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$ 978.49	$7.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$ 974.30	$11.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$ 979.04	$6.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Leigh Baldwin
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$1,006.43	$6.37
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.85	$6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$ 948.71	$10.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.72	$10.56

* Expenses are equal to the Fund's annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$ 950.20	$9.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.93	$9.35

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2018 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2018 (UNAUDITED)

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

This Page Was Left Blank Intentionally

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date March 6, 2019